Accounting Changes and Reclassifications (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9

The following table sets forth the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of PEMEX’s financial assets at January 1, 2018.

Financial Assets	Classification IAS 39	Classification IFRS 9	Carrying amount IAS 39		Carrying amount IFRS 9
Cash and equivalents	Loans and receivables	FVTPL	Ps.	97,851,754	Ps.	97,851,754
Account receivables short term – net	Loans and receivables	Amortized Cost		170,645,234		*170,670,191
Equity instruments	Financial assets available for sale	FVTOCI		1,056,918		1,056,918
Derivative financial instrument	FVTPL	FVTPL		30,113,454		30,113,454
Account receivables long term – net	Loans and receivables	Amortized Cost		148,492,909		*148,492,909
Total financial assets			Ps.	448,160,269	Ps.	448,185,226

*

Short-term accounts receivable, which were classified as loans and items receivable under IAS 39, are now classified at amortized cost. An increase of Ps. 24,957 was recognized in the allowance for impairment for these receivables in accumulated results as of January 1, 2018 when the transition to IFRS 9 was made.

Reclassification of Financial Assets

The following amounts as of December 31, 2017 were reclassified to conform their presentation to the statement of financial position for 2018:

	2017
Line item	As previously reported		Reclassification		Following Reclassification
Accounts receivable, net(i)	Ps.	170,645,234	Ps.	(2,522,206)	Ps.	168,123,028
Short-term notes receivable(i)		—		2,522,206		2,522,206
Intangible assets(ii)	Ps.	9,088,563	Ps.	5,590,077	Ps.	14,678,640
Other assets(ii)		11,485,177		(5,590,077)		5,895,100

(i)	Due to the fact that Short-term notes receivable are now presented in a separate line ítem, figures for 2017 were recclassified from Accounts receivable, net.
(ii)	Due to the fact that intangible assets are now presented in a separate line ítem, figures for 2017 were recclassified from Other assets.